PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2023

Cost
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963
Additions	2,910	28,661	31,337	6,659	126,126	195,693
Transfers	—	11,024	97,684	4,921	(113,629)	—
Disposals(1)	(4,281)	(29,501)	(20,662)	(14,718)	—	(69,162)
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494

Accumulated depreciation
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Depreciation (note 21)	—	23,493	66,694	10,974	—	101,161
Disposals(1)	—	(3,551)	(16,925)	(13,500)	—	(33,976)
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Carrying amount, December 31, 2023	$129,569	$318,161	$507,874	$33,660	$185,251	$1,174,515

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2022

Cost
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646
Additions	4,321	22,578	48,665	8,375	158,595	242,534
Transfers	—	(8,128)	67,782	2,847	(62,501)	—
Disposals(1)	(449)	(5,791)	(19,974)	(7,003)	—	(33,217)
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963

Accumulated depreciation
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Depreciation (note 21)	—	23,872	67,185	11,257	—	102,314
Disposals(1)	—	(5,460)	(10,856)	(6,777)	—	(23,093)
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Carrying amount, January 1, 2023	$130,940	$327,919	$449,284	$34,272	$172,754	$1,115,169
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 18 "Restructuring and acquisition-related costs" for additional information. During fiscal 2022, disposals also included manufacturing equipment with a cost of $7.8 million and accumulated depreciation of $2.0 million related to the sale of Frontier Yarns - Plant 3. See note 5 for additional information.

Effective January 3, 2022, the Company revised the estimated useful lives of certain textile manufacturing equipment based on a re-assessment of their expected use to the Company and recent experience of their economic lives. These assets, which were previously being depreciated on a straight-line basis over 10 years, were revised to be depreciated on a straight-line basis over 15 years. For the year ended January 1, 2023, the change in estimate which was made on a prospective basis resulted in a reduction of depreciation of approximately $5.0 million.

Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.
As at December 31, 2023, there were contractual purchase obligations outstanding of approximately $104.7 million (January 1, 2023 - $168.5 million)